Average Annual Total Returns{- Strategic Advisers® Small-Mid Cap Fund} - 02.28 Strategic Advisers Small-Mid Cap Fund PRO-17 - Strategic Advisers® Small-Mid Cap Fund	Strategic Advisers Small-Mid Cap Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Small-Mid Cap Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Small-Mid Cap Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions and Sales Past 10 years	RS025 Past 1 year	RS025 Past 5 years	RS025 Past 10 years
Total	22.79%	14.33%	13.52%	17.30%	11.78%	11.40%	15.74%	10.79%	10.58%	18.18%	13.75%	14.15%